Financial Statements - Statements of changes in equity - EUR (€) € in Millions	Total	Capital	Share premium (*)	Equity instruments issued other than capital	Other Equity	Retained earnings	Revaluation reserves	Other reserves	Treasury shares [Member]	Profit or loss attributable to owners of the parent Member	Interim dividends	Accumulated other Comprehensive Income [Member]	Non-Controlling interests- Valuation Adjustments	Non-Controlling interests- Rest	Total [Member]
Balance at beginning at Dec. 31, 2016		€ 3,218	€ 23,992	€ 0	€ 54	€ 23,688	€ 20	€ (67)	€ (48)	€ 3,475	€ (1,510)	€ (5,458)	€ (2,246)	€ 10,310	€ 55,428
Changes in Equity Abstract
TOTAL RECOGNIZED INCOME/EXPENSES	€ 1,121	0	0	0	0	0	0	0	0	2,306	0	(1,533)	(259)	607	1,121
Changes in equity
Total Changes in Equity		50	0	0	(11)	1,892	(5)	31	(6)	(3,475)	1,220	0	0	(1,517)	(1,822)
Issue Of Equity		50	0	0	0	(50)	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	9	0	(9)	0	0	(147)	0	0	(292)	(439)
Purchase of treasury shares		0	0	0	0	0	0	0	(1,025)	0	0	0	0	0	(1,025)
Sale or cancellation of treasury shares		0	0	0	0	1	0	0	1,020	0	0	0	0	0	1,021
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	1,929	(5)	41	0	(3,475)	1,510	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(22)	0	0	0	0	0	0	0	0	0	(22)
Other increases or (-) decreases in equity		0	0	0	11	2	0	(1)	0	0	(144)	0	0	(1,225)	(1,357)
Balance at the end at Jun. 30, 2017		3,267	23,992	0	43	25,580	15	(37)	(54)	2,306	(291)	(6,991)	(2,505)	9,400	54,727
Balance at beginning at Dec. 31, 2017	53,323	3,267	23,992	0	54	25,474	12	(44)	(96)	3,519	(1,043)	(8,792)	(3,378)	10,358	53,323
Changes in Equity Abstract
Adjustments Of The First Application Of IFRS9		0	0	0	0	(851)	0	0	0	0	0	(96)	22	6	(919)
Equity After Aplication Of IFRS9		3,267	23,992	0	54	24,623	12	(44)	(96)	3,519	(1,043)	(8,889)	(3,356)	10,364	52,404
TOTAL RECOGNIZED INCOME/EXPENSES	1,364	0	0	0	0	0	0	0	0	2,649	0	(980)	(886)	581	1,364
Changes in equity
Total Changes in Equity		0	0	0	(7)	1,452	(1)	(4)	(108)	(3,519)	873	0	0	(366)	(1,681)
Issue Of Equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuances of preferred shares		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Issuance of other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Period or maturity of other issued equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Conversion of debt on equity		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Common Stock reduction		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Dividend distribution		0	0	0	0	(992)	0	(4)	0	0	(170)	0	0	(375)	(1,541)
Purchase of treasury shares		0	0	0	0	0	0	0	(887)	0	0	0	0	0	(887)
Sale or cancellation of treasury shares		0	0	0	0	2	0	0	779	0	0	0	0	0	781
Reclassification of financial liabilities to other equity instruments		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Reclassification of other equity instruments to financial liabilities		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Transfers between total equity entries		0	0	0	0	2,477	(1)	0	0	(3,519)	1,043	0	0	0	0
Increase/Reduction of equity due to business combinations		0	0	0	0	0	0	0	0	0	0	0	0	0	0
Share based payments		0	0	0	(18)	0	0	0	0	0	0	0	0	0	(18)
Other increases or (-) decreases in equity		0	0	0	11	(35)	0	0	0	0	0	0	0	8	(16)
Balance at the end at Jun. 30, 2018	€ 52,087	€ 3,267	€ 23,992	€ 0	€ 47	€ 26,075	€ 11	€ (48)	€ (205)	€ 2,649	€ (170)	€ (9,868)	€ (4,243)	€ 10,579	€ 52,087